Volkswagen Auto Loan Enhanced Trust 2018-1	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-30-2021	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		12/16/2021
2	Payment Date		12/20/2021
3	Collection Period	10/30/2021	11/30/2021	32
4	Monthly Interest Period - Actual/360	11/22/2021	12/19/2021	28
5	Monthly Interest - 30/360			30

B.	SUMMARY

			Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes		307,000,000.00	—	—	—	—
7	Class A-2-A Notes		420,000,000.00	—	—	—	—
8	Class A-2-B Notes		100,000,000.00	—	—	—	—
9	Class A-3 Notes		369,000,000.00	5,407,479.86	5,407,479.86	—	—
10	Class A-4 Notes		104,000,000.00	104,000,000.00	8,365,359.38	95,634,640.62	0.9195639

11	Total Securities		$1,300,000,000.00	$109,407,479.86	$13,772,839.24	$95,634,640.62

12	Overcollateralization		40,210,498.92	40,210,498.92		40,210,498.92

13	Adjusted Pool Balance		$1,340,210,498.92	$149,617,978.78	$13,772,839.24	$135,845,139.54

14	YSOC		104,720,886.52	6,341,506.03		5,592,146.35

15	Net Pool Balance		$1,444,931,385.44	$155,959,484.81	$13,772,839.24	$141,437,285.89

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	2.42428%	N/A	—	—	—	—
17	Class A-2-A Notes	2.81000%	N/A	—	—	—	—
18	Class A-2-B Notes	0.2711300%	0.09113%	—	—	—	—
19	Class A-3 Notes	3.02000%	N/A	13,608.82	0.0368803	5,421,088.68	14.6912972
20	Class A-4 Notes	3.15000%	N/A	273,000.00	2.6250000	8,638,359.38	83.0611479

21	Total Securities			286,608.82		14,059,448.06

C.	COLLECTIONS AND AVAILABLE FUNDS
22	Scheduled Principal Payments Received	10,475,816.69
23	Scheduled Interest Payments Received	472,978.10
24	Prepayments of Principal Received	3,871,911.38
25	Liquidation Proceeds	—
26	Recoveries Received	153,843.07
27	Other Payments Received to Reduce Principal

28	Subtotal: Total Collections	14,974,549.24

29	Repurchased Receivables	—
30	Reserve Account Excess Amount (Item 88)	165.29

31	Total Available Funds, prior to Servicer Advances	14,974,714.53

32	Servicer Advance (Item 76)	—

33	Total Available Funds + Servicer Advance	14,974,714.53

34	Reserve Account Draw Amount (Item 79)	—

35	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	14,974,714.53

D.	DISTRIBUTIONS
	Distribution Summary:
36	Prior Advance Reimbursement (Item 82)	—
37	Servicing Fees (Item 44)	129,966.24
38	Class A Noteholder Interest (Item 55)	286,608.82
39	Principal Distribution Amount (Item 68)	13,772,839.24
40	Amount Paid to Reserve Account to Reach Specified Balance	—
41	Other Amounts Paid to Trustees	—
42	Certificateholders Principal Distribution Amount	—

43	Remaining Funds to Seller	785,300.23

*

VCI, as Servicer, has elected to exercise its option under Section 8.1 of the Sale and Servicing Agreement to purchase the Trust Estate immediately after the monthly payment of principal and interest on December 20, 2021 (the “Redemption Date”) and has deposited $95,634,640.62 into the collection account to redeem the balance of the Class A-4 Notes. Therefore, pursuant to Section 10.1 of the Indenture, the Notes will be redeemed on the Redemption Date.

	Distribution Detail:	Due	Shortfall	Paid
44	Servicing Fees	129,966.24	—	129,966.24

	Pro rata:
45	Class A-1 Interest	—	—	—
46	Class A-2-A Interest	—	—	—
47	Class A-2-B Interest	—	—	—
48	Class A-3 Interest	13,608.82	—	13,608.82
49	Class A-4 Interest	273,000.00	—	273,000.00
50	Class A-1 Interest Carryover Shortfall	—	—	—
51	Class A-2-A Interest Carryover Shortfall	—	—	—
52	Class A-2-B Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	286,608.82	—	286,608.82

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			149,617,978.78
57	Beginning Net Pool Balance		155,959,484.81
58	Receipts of Scheduled Principal		(10,475,816.69)
59	Receipts of Prepaid Principal		(3,871,911.38)
60	Liquidation Proceeds		—
61	Other Collections of Principal		—
62	Principal Amount of Repurchases		—
63	Principal Amount of Defaulted Receivables		(174,470.85)

64	Ending Net Pool Balance		141,437,285.89
65	Yield Supplement Overcollateralization Amount		5,592,146.35

66	Adjusted Pool Balance		135,845,139.54
67	Less: Adjusted Pool Balance - End of Collection Period			135,845,139.54

68	Calculated Principal Distribution Amount			13,772,839.24

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)			14,974,714.53
70	Less: Prior Advance Reimbursement (Item 36)			—
71	Less: Servicing Fees Paid (Item 44)			129,966.24
72	Less: Interest Paid to Noteholders (Item 55)			286,608.82
73	Less: Calculated Principal Distribution (Item 68)			13,772,839.24

74	Equals: Remaining Available Funds before Servicer Advance			785,300.23
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)			N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)			—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)			785,300.23
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)			—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)			—

80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)			13,772,839.24

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			—
82	Less: Prior Advance Reimbursement			—
83	Plus: Additional Servicer Advances for Current Period			—

84	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
85	Specified Reserve Account Balance (Lesser of (a) $6,701,052.49, and (b) the aggregate note balance)			6,701,052.49
86	Initial Reserve Account Balance			1,340,210.50
87	Beginning Reserve Account Balance			6,701,052.49
88	Plus: Net Investment Income for the Collection Period			165.29

89	Subtotal: Reserve Fund Available for Distribution			6,701,217.78
90	Plus: Deposit of Excess Available Funds (Item 40)			—
91	Less: Reserve Account Draw Amount (Item 79)			—

92	Subtotal Reserve Account Balance			6,701,217.78
93	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)			165.29

94	Equals: Ending Reserve Account Balance			6,701,052.49

95	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior Period	Current
96	Net Pool Balance	1,444,931,385	155,959,485	141,437,285.89
97	Number of Current Contracts	69,296	23,655	22,632
98	Weighted Average Loan Rate	3.33%	3.52%	3.53%
99	Average Remaining Term	52.1	16.9	16.1
100	Average Original Term	63.9	66.2	66.3
101	Monthly Prepayment Rate		1.08%	1.12%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
102	Aggregate Outstanding Principal Balance of Charged Off Receivables		12	174,470.85
103	Liquidation Proceeds on Related Vehicles			—
104	Recoveries Received on Receivables Previously Charged Off			153,843.07

105	Net Principal Losses for Current Collection Period		12	20,627.78

106	Beginning Net Principal Losses		1,818	9,990,696.03
107	Net Principal Losses for Current Collection Period		12	20,627.78

108	Cumulative Net Principal Losses		1,830	10,011,323.81

109	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,444,931,385.44)			0.69%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
110	Current	98.68%	22,437	139,568,684.72
111	31 - 60 Days Delinquent	1.05%	157	1,487,378.85
112	61 - 90 Days Delinquent	0.27%	38	381,222.32
113	91-120 Days Delinquent1	0.00%	—	—

114	Total	100.00%	22,632	141,437,285.89

H.	DELINQUENCY AND NET LOSS RATIOS
115	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period			Percentage
116	Current Period			0.01%
117	Prior Period			-0.11%
118	Two Periods Prior			-0.06%
119	Three Periods Prior			-0.05%

120	Four Period Average (Current and Three Prior Collection Periods)			-0.05%

	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period			Percentage
121	Current Period			0.27%
122	Prior Period			0.33%
123	Two Periods Prior			0.22%
124	Three Periods Prior			0.22%

125	Four Period Average (Current and Three Prior Collection Periods)			0.26%

126	Delinquncy Trigger			4.48%
127	Delinquency Percentage (61-Day Delinquent Receivables)			0.27%
128	Delinquency Trigger occurred in this collection Period?			No

I.	Outstanding Extended/Deferred Accounts Related to Covid-19 Relief
			# Contracts	Securitization value
129	Beginning of Period:		2,193	20,202,672.28
130	Add: New Accounts Extended/Deferred		—	—
131	Deduct: Contracts Paid off/Charged-off		(94)	(676,967.54)
132	Change in Sec. Value		—	(948,530.34)

133	Ending of Period		2,099	18,577,174.40

*	The information in the Servicer Report relating to the Covid support provided to the customers in the pool will not be reported after monthly period ending on December 31, 2021, in the absence of reported on-going covid support. If you have any questions relating to this, please contact VW Credit Inc.

	Summary of Material Modifications, Extensions or Waivers
	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
	None in the current month

1Any receivable as to which any payment is past due 90 or more days is a Defaulted Receivable and the outstanding principal balance is deemed to be zero.

Therefore this item will equal zero in all reporting periods.

VW CREDIT, INC., as Servicer